UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2006
Check here if Amendment  [X];  Amendment Number: 1
This Amendment (check only one): 	[X] is a restatement.
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title: Compliance Officer
Phone: 416-848-1942 ext 286
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, January 16, 2007

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:		34
Form 13F Information Table Value Total:		$923,304 ( X 1000)



List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE

                                                      VALUE     SHARES/    SH/   PUT/  INVSTMT OTHER       VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS    CUSIP       (x$1000)   PRN AMT    PRN   CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE
3M Co.				Com	88579Y101	56944	730712	   SH		SOLE		 730712
American Intl Group		Com	26874107	21398	298598	   SH		SOLE		 298598
American Power Conv		Com	29066107	4676	152850	   SH		SOLE		 152850
Bank of America Corp.		Com	60505104	52553	984328	   SH		SOLE		 984328
Career Education Corp.		Com	141665109	32250	1301436	   SH		SOLE		 1301436
Check Point Software		Com	2181334		39002	1779271	   SH		SOLE		 1779271
Chevron Corp.			Com	166764100	30182	410474	   SH		SOLE		 410474
Dell Inc.			Com	24702R101	17248	687458	   SH		SOLE		 687458
Diebold Inc			Com	253651103	17236	369867	   SH		SOLE		 369867
Dollar General Corp.		Com	256669102	35773	2227436	   SH		SOLE		 2227436
Dollar Tree Stores		Com	256747106	12915	429062	   SH		SOLE		 429062
Fifth Third Bancorp		Com	316773100	32465	793184	   SH		SOLE		 793184
Fiserv Inc.			Com	337738108	46679	890478	   SH		SOLE		 890478
General Electric Co.		Com	369604103	31702	851970	   SH		SOLE		 851970
Glatfelter (P.H.) Co.		Com	377316104	18537	1195933	   SH		SOLE		 1195933
H&R Block Inc.			Com	93671105	25516	1107451	   SH		SOLE		 1107451
Health Mgmt Assc.Cl A		Com	421933102	45094	2136151	   SH		SOLE		 2136151
Hubbell Inc. Cl B		Com	443510201	22177	490540	   SH		SOLE		 490540
Int'l Flavors & Frag		Com	459506101	24314	494582	   SH		SOLE		 494582
Intel Corp.			Com	458140100	34710	1714061	   SH		SOLE		 1714061
Keycorp				Com	493267108	12954	340630	   SH		SOLE		 340630
Kimberly-Clark Corp.		Com	494368103	35035	515600	   SH		SOLE		 515600
Manpower Inc.			Com	56418H100	13380	178567	   SH		SOLE		 178567
Merck & Company Inc.		Com	589331107	40684	933126	   SH		SOLE		 933126
NBTY Inc.			Com	628782104	15749	378855	   SH		SOLE		 378855
National City Corp.		Com	635405103	28717	785476	   SH		SOLE		 785476
Pfizer Inc.			Com	717081103	70822	2734448	   SH		SOLE		 2734448
Plantronics Inc.		Com	727493108	27228	1284329	   SH		SOLE		 1284329
Quaker Chemical Corp.		Com	747316107	10848	491518	   SH		SOLE		 491518
RadioShack Corp.		Com	750438103	15190	905262	   SH		SOLE		 905262
Superior Industries Int'l	Com	868168105	5011	260040	   SH		SOLE		 260040
Timberland Co. Cl A		Com	887100105	18938	599680	   SH		SOLE		 599680
UnumProvident Corp.		Com	91529Y106	19012	914941	   SH		SOLE		 914941
Werner Enterprises Inc.		Com	950755108	13042	746097	   SH		SOLE		 746097

